Long-term bank loans - New Financing Activities during the year ended December 31, 2023 (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended				10 Months Ended	11 Months Ended				12 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 30, 2023 USD ($)	May 25, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jul. 10, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2021 USD ($)	Oct. 04, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 26, 2023 USD ($)	Sep. 20, 2023 USD ($)	Oct. 31, 2018 USD ($)	Nov. 29, 2023 USD ($)	Nov. 28, 2023 USD ($)	Nov. 23, 2023 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
SEB $30,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 30,000
Description of scope, credit facility				to replenish the funds used in May 2023 to prepay the outstanding loan amount of $13,125 under the NTT Facility of the vessel Star Aquarius (as discussed below), and the outstanding lease amount of the vessel Star Pisces
Number of Loan Tranches				2
Repayment installment				20
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 413
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 6,750
Line of credit facility, maturity date				May 2028
Description of collateral				secured by first priority mortgages on the vessels Star Aquarius and Star Pisces
Nordea $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 50,000
Description of scope, credit facility						to replenish the funds used in May 2023 to prepay the aggregate outstanding loan amount of $42,308 under the DSF $55,000 Facility (as discussed below) of the vessels Star Eleni and Star Leo
Number of Loan Tranches						2
Repayment installment						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of credit facility, maturity date						July 2028
Description of collateral						secured by first priority mortgages on the vessels Star Eleni and Star Leo
Nordea $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment						$ 545
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						14,100
Nordea $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment						528
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 14,440
ESUN $140,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit											$ 140,000
Description of scope, credit facility													to replenish the funds used in September 2023 to prepay the aggregate outstanding lease amounts of $140,239 under the lease agreements with SPDFL and ICBC
Repayment installment													28
Line of Credit Facility, Frequency of Payments													quarterly
Line of Credit Facility, Periodic Payment													$ 3,825
Line of credit facility, maturity date													October 2030
Description of collateral													is secured by first priority mortgages on the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj
Fifth amended and restated Facility with ING Bank N.V. [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit												$ 15,000
Description of scope, credit facility														to increase the financing by $15,000 and to include the ship owning company of the vessel Star Lutas as additional borrower
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 405
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 6,892
Line of credit facility, maturity date														September 2028
Sixth amended and restated Facility with ING Bank N.V. [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																		$ 62,000
Description of scope, credit facility																		to finance part of the Second Oaktree Share Repurchase
Line of credit facility, maturity date																		November 2024
Debt instrument, prepayment amount																				$ 3,500
Amended and restated ING $210,600 Facility [Member]
Line of Credit Facility [Line Items]
Description of collateral																				is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Bovarius, Star Lambada, Star Macarena and Star Lutas.
Amended and restated ING $210,600 Facility [Member] | Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 70,000
Description of scope, credit facility																				to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona
Number of Loan Tranches																				6
Repayment installment																				24
Line of Credit Facility, Frequency of Payments																				quarterly
Amended and restated ING $210,600 Facility [Member] | Madredeus, Star Vega and Eneti [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility																				to refinance the outstanding amounts under the then existing lease agreements of the vessels acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus
Number of Loan Tranches																				9
Repayment installment																				20
Line of Credit Facility, Frequency of Payments																				quarterly
Line of credit facility, maturity date																				due five years after their drawdown
Debt instrument, prepayment amount																					$ 9,139
Amended and restated ING $210,600 Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit							$ 9,895
Line of Credit Facility, Periodic Payment																				$ 261
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				1,649
Amended and restated ING $210,600 Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit							$ 12,368
Line of Credit Facility, Periodic Payment																				412
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				6,892
Amended and restated ING $210,600 Facility [Member] | Tranche A [Member] | Star Magnanimus and Star Alessia [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 32,100
Line of Credit Facility, Periodic Payment																				535
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				17,120
Amended and restated ING $210,600 Facility [Member] | Tranche B [Member] | Star Magnanimus and Star Alessia [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 17,400
Line of Credit Facility, Periodic Payment																				311
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 8,700
Amended and restated ING $210,600 Facility [Member] | Tranche A and B [Member] | Peloreus and Leviathan [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit															$ 22,500
Description of scope, credit facility																				to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan
Number of Loan Tranches																				2
Repayment installment																				28
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 469
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 9,375
Amended and restated ING $210,600 Facility [Member] | Tranche A and B [Member] | Star Magnanimus and Star Alessia [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility																				to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia
Number of Loan Tranches																				2
Repayment installment																				28
Line of Credit Facility, Frequency of Payments																				quarterly
Line of credit facility, maturity date																				due in seven years after the drawdown date
Amended and restated ING $210,600 Facility [Member] | Tranche A and B [Member] | Star Elizabeth and Star Pavlina [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit										$ 20,000
Description of scope, credit facility																				to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina
Number of Loan Tranches																				2
Repayment installment																				20
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 294
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 14,118
Line of credit facility, maturity date																				due five years after their drawdown
Debt instrument, prepayment amount																						$ 18,236
Amended and restated ING $210,600 Facility [Member] | Tranche C and D [Member] | Peloreus and Leviathan [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 1,400
Description of scope, credit facility																				to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan
Number of Loan Tranches																				2
Amended and restated ING $210,600 Facility [Member] | Tranche C and D [Member] | Star Magnanimus and Star Alessia [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																			$ 1,400
Description of scope, credit facility																				to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia, fully amortized in 2023
Number of Loan Tranches																				2
CTBC $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																$ 50,000
Description of scope, credit facility																		to refinance the outstanding loan amount of i) $22,590 under the CTBC Facility of the vessel Star Karlie (as discussed below) and ii) $25,970 under the E-.SUN Facility of the vessel Star Ariadne
Number of Loan Tranches																		2
Repayment installment																		20
Line of Credit Facility, Frequency of Payments																		quarterly
Line of credit facility, maturity date																		November 2028
Description of collateral																		secured by first priority mortgages on the vessels Star Karlie and Star Ariadne
CTBC $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																		$ 540
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		13,200
Line of Credit Facility, Maximum Borrowing Capacity																		24,000
CTBC $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																		585
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		14,300
Line of Credit Facility, Maximum Borrowing Capacity																		$ 26,000
NBG $151,085 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																	$ 151,085
Description of scope, credit facility																	used to refinance the outstanding loan amount of $81,085 under the NBG $125,000 Facility (described below) and the remaining amount was used to partially finance the Second Oaktree Share Repurchase
Repayment installment																	12
Line of Credit Facility, Frequency of Payments																	quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	$ 67,885
Line of credit facility, maturity date																	November 2026
Description of collateral																	secured by first priority mortgages on the vessels previously under the NBG $125,000 Facility and additionally on the vessels Star Omicron, Kymopolia, Pendulum, Star Emily, Strange Attractor, Star Iris and Diva
NBG $151,085 Facility [Member] | First 4 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																	$ 5,600
NBG $151,085 Facility [Member] | Remaining 8 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																	$ 7,600